Summary of Significant Accounting Policies (Policies) 10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.
Unaudited Interim Financial Information
The accompanying condensed consolidated balance sheet as of March 31, 2026, and the condensed consolidated statements of operations and comprehensive loss, convertible preferred stock and stockholders’ deficit, and cash flows for the three months ended March 31, 2026 and 2025 (collectively referred to as the “condensed consolidated financial statements”), and the financial data and other financial information disclosed in the notes to the condensed consolidated financial statements are unaudited. The unaudited condensed consolidated financial statements have been prepared on a basis consistent with the Company’s audited annual financial statements and, in the opinion of management, reflect all adjustments, consisting solely of normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of March 31, 2026 and the results of its operations for the three months ended March 31, 2026 and 2025. The results for the three months ended March 31, 2026 are not necessarily indicative of results to be expected for the full year ending December 31, 2026, any other interim periods, or any future year or period. These condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the years ended December 31, 2025 and 2024 included in its Form
S-4
filed with the SEC on April 9, 2026.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted (“GAAP”) in the United States. Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).

Revenue
Revenue
The Company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services.
The Company’s consolidated revenue primarily comprises online sales of health and wellness products and services through the Company’s websites, including prescription and non-prescription
products. In certain contracts that contain prescription products prescribed as the result of a consultation, revenue also includes medical consultation services and post-consultation service, if applicable.

Deferred Offering Costs
Deferred Offering Costs
The Company has incurred deferred offering costs in connection with the proposed BCA and recognized $7.3 million and $4 million in deferred offering costs as of March 31, 2026 and December 31, 2025, respectively. Deferred offering costs incurred through March 31, 2026 balance sheet date consisted of legal fees and other costs that are directly attributable and incremental to the proposed BCA.
Upon consummation of the Business Combination, deferred offering costs will be offset against the proceeds received and charged against additional paid-in
capital. To the extent that net proceeds are insufficient to absorb the full amount of deferred offering costs, the excess will be recognized as an expense in the consolidated statement of operations in the period of closing.

Deferred Offering Costs
The Company has incurred deferred offering costs in connection with the proposed BCA and recognized $4.0 million in deferred offering costs as of December 31, 2025. Deferred offering costs incurred through December 31, 2025 balance sheet date consisted of legal fees and other costs that are directly attributable and incremental to the proposed BCA. No deferred offering costs were incurred or recognized by the Company as of December 31, 2024.
Should the proposed BCA prove to be unsuccessful, deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Simple Agreements for Future Equity Liabilities
Simple Agreements for Future Equity Liabilities
In 2025, immediately prior to the BCA, the Company entered an equity private placement, issuing Simple Agreements for Future Equity (“SAFEs”) to investors for an aggregate amount of approximately $40 million. As of December 31, 2025, the Company received approximately $29.7 million of the anticipated $40 million raise. The remaining $10.3 million have been received in March 2026. Each SAFE entitles investors, upon consummation of the BCA, to receive Enhanced common shares based on their investment amount, the Company’s post-money valuation cap of $1.2 billion, and fully diluted capitalization. These common shares will then be exchanged for Enhanced Group Class A common stock, reflecting investors’ pro rata ownership. Additionally, SAFE investors will receive one warrant for every two shares acquired, exercisable for two years if the business combination is consummated. If the business combination does not close, SAFE investors would become shareholders of Enhanced Ltd.
The Company issued Simple Agreements for Future Equity (“SAFEs”) in 2023 and 2024 as part of its early-stage equity financing. The SAFEs convert into equity upon certain events including but not limited to equity financing, liquidity event such as a change of control or IPO, or dissolution event. As of December 31, 2023, $341,999 in SAFEs were outstanding, with an additional $899,999 issued before the Series
A-1
financing on April 5, 2024. All outstanding SAFEs converted into Series
A-1
Preferred Shares at a conversion price of $1.65 per share upon the Equity Financing Event on April 5, 2024. Refer to Note 5, Convertible Preferred Stock and Stockholders’ Deficit, for additional information on the Company’s convertible preferred stock.
The SAFEs are recorded as a liability in the consolidated balance sheet and the Company records subsequent changes in fair value in changes in fair value of SAFEs in the statements of operations and comprehensive loss. Debt issuance costs related to the SAFEs are expensed in the period incurred.

Simple Agreements for Future Equity Liabilities
In 2025, immediately prior to the BCA, the Company entered an equity private placement, issuing Simple Agreements for Future Equity (“SAFEs”) to investors for an aggregate amount of approximately $40 million. As of December 31, 2025, the Company received approximately $29.7 million of the anticipated $40 million raise. The remaining $10.3 million has not been received as of the date these financial statements are issued and does not represent an unconditional right to payment. Each SAFE entitles investors, upon consummation of the BCA, to receive Enhanced common shares based on their investment amount, the Company’s post-money valuation cap of $1.2 billion, and fully diluted capitalization. These common shares will then be exchanged for Enhanced Group Class A common stock, reflecting investors’ pro rata ownership. Additionally, SAFE investors will receive one warrant for every two shares acquired, exercisable for two years if the business combination is consummated. If the business combination does not close, SAFE investors would become shareholders of Enhanced Ltd.
The Company issued Simple Agreements for Future Equity (“SAFEs”) in 2023 and 2024 as part of its early-stage equity financing. The SAFEs convert into equity upon certain events including but not limited to equity financing, liquidity event such as a change of control or IPO, or dissolution event. As of December 31, 2023, $341,999 in SAFEs were outstanding, with an additional $899,999 issued before the Series
A-1
financing on April 5, 2024. All outstanding SAFEs converted into Series
A-1
Preferred Shares at a conversion price of $1.65 per share upon the Equity Financing Event on April 5, 2024. Refer to Note 5,
Convertible Preferred Stock and Stockholders’ Deficit
, for additional information on the Company’s convertible preferred stock.
The SAFEs are recorded as a liability in the consolidated balance sheet and the Company records subsequent changes in fair value in changes in fair value of SAFEs in the statements of operations and comprehensive loss. Debt issuance costs related to the SAFEs are expensed in the period incurred.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2025-05
, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU
2025-05
amends ASC 326, Financial Instruments-Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU
2025-05
is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU
2025-05
should be applied on a prospective basis. The Company adopted ASU
2025-05
effective January 1, 2026 on a prospective basis. The Company has evaluated the provisions of ASU
2025-05
and determined that it currently has no accounts receivable or contract assets within the scope of this standard. Accordingly, the adoption had no effect on the Company’s consolidated financial statements.
In May 2025, the FASB issued ASU
No. 2025-03,
Business Combinations (Topic 805) and Consolidation (Topic 810)-Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
(“ASU 2025-03”),
which revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions.
ASU 2025-03
is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU
2025-03
is required to be applied prospectively. The Company has elected to early adopt ASU
2025-03
as of September 30, 2025. The adoption of ASU
2025-03
will not have any retrospective impact to the Company’s condensed consolidated financial statements or disclosures.
In November 2024, the FASB issued ASU
No. 2024-03,
“Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses” which includes amendments that require disclosure in the notes to condensed consolidated financial statements of specified information about certain costs and expenses. The amendments are effective for the Company’s annual periods beginning September 1, 2027, with early adoption permitted, and should be applied either prospectively or retrospectively. The Company is in the process of evaluating this ASU to determine its impact on the Company’s disclosures.

Recently Issued Accounting Pronouncements
In May 2025, the FASB issued ASU
No. 2025-03,
Business Combinations (Topic 805) and Consolidation (Topic 810)-Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
(“ASU 2025-03”),

which revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. ASU
2025-03
is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU
2025-03
is required to be applied prospectively. The Company has elected to early adopt ASU
2025-03
as of September 30, 2025. The adoption of ASU
2025-03
will not have any retrospective impact to the Company’s consolidated financial statements or disclosures.
In November 2024, the FASB issued ASU
No. 2024-03,
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses which includes amendments that require disclosure in the notes to financial statements of specified information about certain costs and expenses. The amendments are effective for the Company’s annual periods beginning September 1, 2027, with early adoption permitted, and should be applied either prospectively or retrospectively. The Company is in the process of evaluating this ASU to determine its impact on the Company’s disclosures.
In December 2023, the FASB issued ASU
No. 2023-09
(“ASU
2023-09”),
Income Taxes
(Topic 740): Improvements to Income Tax Disclosures to enhance the transparency and usefulness of income tax disclosures. ASU
2023-09
is effective for annual periods beginning after December 15, 2025, on a prospective basis. The Company has adopted this standard as of December 31, 2025 and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new requirements.